FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

3.   FAIR VALUE MEASUREMENTS

The Group’s financial instruments mainly include cash and cash equivalent, restricted cash, short-term investments, accounts receivable, prepayments and other current assets, amount due from and due to related parties, accounts payable, certain other current liabilities, short-term loan and payable to riders and drivers. The carrying amounts of short-term financial instruments approximate their fair value due to their short-term nature.

Investments in wealth management products were measured based on currently redeemable prices offered by the selling banks which are considered as level 2 inputs and recorded in short-term investment at fair value initially and on a recurring basis in periods subsequent to their initial recognition.

Certain non-financial assets are measured at fair value on a nonrecurring basis, including property and equipment, operating lease right-of-use assets, goodwill and intangible assets and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance and discount rate to the discounted cash flow valuation methodology. Please refer to note 2.13 and note 6 for more details.